Shareholders' Equity - Common Stock and Warrants (Details)			1 Months Ended								3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 03, 2015 $ / shares shares	Jul. 14, 2014 $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Jan. 31, 2015 individual $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	May. 31, 2014 $ / shares shares	Jan. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2013 shares	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 27, 2015 $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) shares	Dec. 31, 2013 USD ($) $ / shares shares	Apr. 13, 2015 $ / shares	Apr. 30, 2014 $ / shares	Mar. 18, 2014 $ / shares shares	Mar. 17, 2014 $ / shares shares	Jan. 14, 2014 $ / shares shares
Shareholders' Equity
Debt converted | $							$ 6,301,241		$ 986,793									$ 6,744,139
Conversion of debt into shares (in shares) | shares							5,139,169		246,867									1,854,638
Cancellation of warrants, shares that were available for purchase under warrant agreement (in shares) | shares																		1,948,948
Share price/ conversion adjustment | $														$ 3,704,682				$ 1,710,475
Common stock, shares authorized | shares			500,000,000			500,000,000					500,000,000			500,000,000		500,000,000		500,000,000			500,000,000	22,500,000
Common stock, par value			$ 0.0001			$ 0.0001					$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001			$ 0.0001	$ 0.01
Adjustment for fair value of warrants | $														$ 2,646,170	$ (100,000)
Convertible preferred stock, shares issued | shares			44,030			2,229,702					44,030			44,030		2,229,702		0
Warrant liability | $			$ 2,535,649			$ 146,000					$ 2,535,649			$ 2,535,649		$ 146,000		$ 309,000
Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 0.4816								$ 0.4816			$ 0.4816
Director
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 0.4378								$ 0.4378			$ 0.4378
Shares that may be purchased under warrant agreement | shares			913,659								913,659			913,659
Guarantee of Lease by Director
Shareholders' Equity
Lease financing agreement term				3 years
Former Senior lender
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 9.00								$ 9.00			$ 9.00
Shares that may be purchased under warrant agreement | shares			76,228								76,228			76,228
Common Stock Warrants
Shareholders' Equity
Warrants outstanding exchanged for common stock (in shares) | shares										389,790				19,692		19,692
Cancellation of warrants, shares that were available for purchase under warrant agreement (in shares) | shares										1,948,948				3,938		3,938
Fair value of shares issued in excess of the warrants exchanged | $														$ 7,906		$ 7,906		681,189
Exercise price of warrants exchanged during period (in dollars per share)														$ 4.00		$ 4.00
Exercise price of warrants (in dollars per share)						$ 2.00	$ 1.88									$ 2.00
Adjusted exercise price of warrants (in dollars per share)			$ 0.45								$ 0.45			$ 0.45
Fair value of warrants issued during period | $			$ 2,787															$ 157,000
Incremental Fair Value | $			$ 4,587
Shares that may be purchased under warrant agreement | shares						2,229,702	3,289,086									2,229,702		232,450
Period of warrant			5 years				5 years									5 years
Adjustment for fair value of warrants | $																$ 46,000
Expenses recognized | $											$ 7,374			$ 7,374
Common Stock Warrants | Minimum
Shareholders' Equity
Exercise price of warrants (in dollars per share)																		$ 4.00
Common Stock Warrants | Maximum
Shareholders' Equity
Exercise price of warrants (in dollars per share)																		$ 5.00
Common Stock Warrants | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)						$ 1.15										$ 1.15
Common Stock Warrants | Private Placement | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)						1.15										$ 1.15
Common Stock Warrants | Short term notes payable
Shareholders' Equity
Exercise price of warrants (in dollars per share)									$ 3.60														$ 3.60
Adjusted exercise price of warrants (in dollars per share)																				$ 1.40
Fair value of warrants issued during period | $																$ 573
Shares that may be purchased under warrant agreement | shares									821,250														821,250
Warrants issued equal to percentage of principal amount of debt									25.00%
Total borrowings | $																	$ 3,285,000
Common Stock Warrants | Short term notes payable | Minimum
Shareholders' Equity
Period of warrant									3 years
Common Stock Warrants | Short term notes payable | Maximum
Shareholders' Equity
Period of warrant									5 years
Common Stock Warrants | Short term notes payable | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)																			$ 1.40
Common Stock Warrants | Director
Shareholders' Equity
Exercise price of warrants (in dollars per share)		$ 1.88
Shares that may be purchased under warrant agreement | shares		2,250,000
Period of warrant		5 years	5 years
Common Stock Warrants | Director | Short term notes payable
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares																	718,750
Total borrowings | $																	$ 2,875,000
Common Stock Warrants | Placement Agent | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)						$ 1.15										$ 1.15
Shares that may be purchased under warrant agreement | shares						109,931										109,931
Period of warrant																5 years
Common Stock Warrants | Placement Agent | Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share)						$ 2.00										$ 2.00
Period of warrant														5 years		5 years
Common Stock Warrants | Placement Agent | Private Placement | Maximum
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares						100,224										100,224
Common Stock Warrants | Investor
Shareholders' Equity
Exercise price of warrants (in dollars per share)					$ 1.40	$ 1.50										$ 1.50
Fair value of warrants issued during period | $						$ 60,327
Shares that may be purchased under warrant agreement | shares					75,000	325,324										325,324
Period of warrant					10 years	5 years
Number of investors | individual					3
Adjustment for fair value of warrants | $														$ 11,238
Common Stock Warrants | Guarantee of Lease by Director | Director
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 0.44	$ 1.15							$ 0.44			$ 0.44
Adjusted exercise price of warrants (in dollars per share)				$ 0.4816
Fair value of warrants issued during period | $			$ 22,000	$ 76,489
Shares that may be purchased under warrant agreement | shares			241,900	407,614							241,900			241,900
Period of warrant			5 years	5 years
Lease financing agreement term			2 years	3 years
Common Stock Warrants | Guarantee of Lease by Director | Director | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)				$ 1.15
Shares that may be purchased under warrant agreement | shares				407,614
Period of warrant				5 years
Common Stock Warrants | Consulting firm
Shareholders' Equity
Exercise price of warrants (in dollars per share)								$ 1.50
Period of warrant								5 years
Adjustment for fair value of warrants | $																$ 20,611
Number of warrants to be issued upon the completion of an IPO | shares								50,000
Number of warrants to be issued upon achievement of certain performance goals | shares								30,000
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Shareholders' Equity
Exercise price of warrants (in dollars per share)	$ 2.00		$ 2.00								$ 2.00			$ 2.00
Adjusted exercise price of warrants (in dollars per share)	0.4816		$ 0.4816								$ 0.4816			$ 0.4816
Shares that may be purchased under warrant agreement | shares			9,000								9,000			9,000
Period of warrant														5 years
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)						$ 2.00										$ 2.00
Adjusted exercise price of warrants (in dollars per share)						$ 1.15										$ 1.15
Shares that may be purchased under warrant agreement | shares						9,000										9,000
Period of warrant																5 years
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share)						$ 2.00						$ 2.00				$ 2.00
Adjusted exercise price of warrants (in dollars per share)						$ 1.15						$ 0.4816				$ 1.15
Shares that may be purchased under warrant agreement | shares						2,229,702						9,000				2,229,702
Period of warrant												5 years				5 years
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Private Placement | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)													$ 2.00
Adjusted exercise price of warrants (in dollars per share)													$ 1.15
Shares that may be purchased under warrant agreement | shares													9,000
Period of warrant													5 years
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares			2,065,891								2,065,891			2,065,891
Period of warrant														5 years
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)						$ 1.15										$ 1.15
Shares that may be purchased under warrant agreement | shares						2,065,891										2,065,891
Period of warrant																5 years
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share)												$ 1.15
Adjusted exercise price of warrants (in dollars per share)												$ 0.4816
Shares that may be purchased under warrant agreement | shares												2,065,891
Period of warrant												5 years
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Private Placement | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)													$ 1.15
Shares that may be purchased under warrant agreement | shares													2,065,891
Period of warrant													5 years
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Scarsdale Equities LLC
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 1.15								$ 1.15			$ 1.15
Adjusted exercise price of warrants (in dollars per share)			0.4816								0.4816			0.4816
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series C Convertible Preferred Stock
Shareholders' Equity
Exercise price of warrants (in dollars per share)			1.15								1.15			1.15
Adjusted exercise price of warrants (in dollars per share)			0.4816								0.4816			0.4816
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series C Convertible Preferred Stock | Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 0.4816								$ 0.4816			$ 0.4816
Shares that may be purchased under warrant agreement | shares			10,057,119								10,057,119			10,057,119
Period of warrant			5 years
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series C Convertible Preferred Stock | Guarantee of Lease by Director | Director
Shareholders' Equity
Incremental Fair Value | $			$ 28,578
Lease financing agreement term			3 years
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series C Convertible Preferred Stock | Former Senior lender
Shareholders' Equity
Adjusted exercise price of warrants (in dollars per share)			$ 0.35								$ 0.35			$ 0.35
Fair value of warrants issued during period | $														$ 427,000		$ 146,000
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series C Convertible Preferred Stock | Former Senior lender | Maximum
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares			1,960,143								1,960,143			1,960,143
Common Stock Purchase Warrants Issued 2.00 per Share [Member] | Placement Agent
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 2.00								$ 2.00			$ 2.00
Shares that may be purchased under warrant agreement | shares			270								270			270
Common Stock Purchase Warrants Issued 1.15 per Share [Member] | Placement Agent
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 1.15								$ 1.15			$ 1.15
Adjusted exercise price of warrants (in dollars per share)			$ 0.4816								$ 0.4816			$ 0.4816
Shares that may be purchased under warrant agreement | shares			109,931								109,931			109,931
Common Stock Purchase Warrants Issued 0.4816 per Share [Member] | Private Placement
Shareholders' Equity
Adjusted shares that may be purchased under warrant agreement | shares			73,940								73,940			73,940
Common Stock Purchase Warrants Issued 0.4816 per Share [Member] | Placement Agent
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 0.4816								$ 0.4816			$ 0.4816
Shares that may be purchased under warrant agreement | shares			703,997								703,997			703,997
Common Stock Purchase Warrants Issued 0.5254 per Share [Member] | Placement Agent
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 0.5254								$ 0.5254			$ 0.5254
Shares that may be purchased under warrant agreement | shares			241,746								241,746			241,746
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A, B & C Convertible Preferred Stock
Shareholders' Equity
Fair value of warrants issued during period | $											$ 2,083,487			$ 2,083,487
Warrant liability | $			$ 2,083,487								$ 2,083,487			$ 2,083,487
Common Stock
Shareholders' Equity
Issuance of shares (in shares) | shares				74,765												4,542,782		319,000
Share price (in dollars per share)																		$ 4.00
Stock issued as consideration for reverse merger (in shares) | shares															456,486	488,970
Common stock issued for debt issuance (in shares) | shares														332,028		382,809
Adjustment On Share Price Conversion Shares | shares											8,232,628			8,232,628				427,619
Share price/ conversion adjustment | $														$ 823				$ 4,276
Common Stock | Director
Shareholders' Equity
Common stock issued for debt issuance (in shares) | shares																382,809
Additional Paid In Capital
Shareholders' Equity
Share price/ conversion adjustment | $														3,703,859				$ 1,706,199
Convertible Preferred Stock.
Shareholders' Equity
Minimum aggregate financing required after closing for full ratchet | $														$ 5,000,000
Convertible Preferred Stock Series A
Shareholders' Equity
Issuance of shares (in shares) | shares														9,000		2,229,702
Share price (in dollars per share)			$ 1.50			$ 1.50					$ 1.50			$ 1.50		$ 1.50
Minimum aggregate financing required after closing for full ratchet | $														$ 5,000,000
Convertible Preferred Stock Series A | Subsequent Event
Shareholders' Equity
Issuance of shares (in shares) | shares																9,000
Share price (in dollars per share)						1.50										$ 1.50
Minimum aggregate financing required after closing for full ratchet | $																$ 5,000,000
Convertible Preferred Stock Series A | Private Placement
Shareholders' Equity
Share price (in dollars per share)						1.50						$ 1.50				$ 1.50
Convertible Preferred Stock Series A | Private Placement | Subsequent Event
Shareholders' Equity
Share price (in dollars per share)													$ 1.50
Convertible Preferred Stock Series B
Shareholders' Equity
Issuance of shares (in shares) | shares														2,065,891
Share price (in dollars per share)	$ 1.15		$ 1.15								$ 1.15			$ 1.15
Convertible Preferred Stock Series B | Subsequent Event
Shareholders' Equity
Issuance of shares (in shares) | shares																2,065,891
Share price (in dollars per share)						$ 1.15										$ 1.15
Convertible Preferred Stock Series B | Private Placement
Shareholders' Equity
Share price (in dollars per share)												$ 1.15
Convertible Preferred Stock Series B | Private Placement | Subsequent Event
Shareholders' Equity
Share price (in dollars per share)													$ 1.15
Convertible Preferred Stock Series B | Director | Private Placement
Shareholders' Equity
Conversion of debt into shares (in shares) | shares	217,391
Convertible Preferred Stock Series B | Director | Private Placement | Subsequent Event
Shareholders' Equity
Conversion of debt into shares (in shares) | shares	217,391
Convertible Preferred Stock Series C
Shareholders' Equity
Adjustment On Share Price Conversion Shares | shares														8,232,628
Share price/ conversion adjustment | $												$ 3,704,682		$ 3,704,682
Convertible Preferred Stock Series C | Private Placement
Shareholders' Equity
Convertible preferred stock, shares issued | shares			44,030								44,030			44,030
Convertible Preferred Stock Series C | Common Stock Purchase Warrants Issued In Connection With Issuance Of Series C Convertible Preferred Stock
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 0.4816								$ 0.4816			$ 0.4816
Shares that may be purchased under warrant agreement | shares			10,057,119								10,057,119			10,057,119
Period of warrant														5 years
Convertible preferred stock, shares issued | shares			44,030								44,030			44,030